Group - Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Cash generated from operations	$ 2,050	$ 735
Dividends received from joint ventures	18	36
Taxation paid	(325)	(99)
Net cash inflow (outflow) from operating activities	1,743	672
Cash flows from investing activities
Capital expenditure on tangible and intangible assets	(653)	(490)
Proceeds from disposal of tangible assets	0	1
Proceeds from disposal of subsidiary	25	0
Deferred compensation received	19	5
Other investments and assets acquired	(3)	(18)
Loans advanced to associates and joint ventures	0	(1)
Decrease (increase) in cash restricted for use	7	16
Interest received	45	60
Repayment of loans advanced to joint ventures	77	90
Net cash inflow (outflow) from investing activities	(483)	(337)
Cash flows from financing activities
Proceeds from borrowings	285	320	$ 655
Repayment of borrowings	(180)	(420)	(909)
Repayment of lease liabilities	(46)	(43)	(91)
Finance costs - borrowings	(54)	(63)	(126)
Finance costs - leases	(8)	(5)	(11)
Dividends paid	(639)	(80)
Net cash inflow (outflow) from financing activities	(642)	(291)
Net increase (decrease) in cash and cash equivalents	618	44
Translation	(9)	(16)
Reclassification to disposal group held for sale	(20)	0
Cash and cash equivalents at beginning of period (net of bank overdraft)	1,397	955	955
Cash and cash equivalents at end of period (net of bank overdraft)	$ 1,986	$ 983	$ 1,397